Risk Management - Maximum Exposure to Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum credit exposure	$ 51	$ 77
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,341
Credit risk | Trade and other receivables(2)
Disclosure of credit risk exposure [line items]
Maximum credit exposure	$ 699
Trade and other receivables(2) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Trade and other receivables(2) | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	84.00%
Trade and other receivables(2) | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	16.00%
Long-term portion of finance lease receivables | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 277
Long-term portion of finance lease receivables | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Long-term portion of finance lease receivables | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Risk management assets | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 194
Risk management assets | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	53.00%
Risk management assets | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	47.00%
Long-term financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 140
Long-term financial assets | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Long-term financial assets | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Loan receivable | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 31
Receivable with no external credit rating	$ 31
Loan receivable | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Loan receivable | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%